NOTE 10 – WARRANTS (Tables)	12 Months Ended
Aug. 31, 2021
Note 10 Warrants
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Date of Exercise	Anti Dilution Value of Warrant Shares	Anti Dilution Base (Exercise) Price (B)	Mkt Price (90 Day High Preceding Exercise date) (A)	# of WTS Shares Elected for purchase (Y)	Common Shares to be issued upon exercise (X) = Y(A-B)/A	Cashless Payment
July 20, 2020	$100,000	$ 0.0300	$ 21.00	250,358	250,000	$7,511
July 21, 2020	$92,489	$ 0.0300	$ 21.00	250,358	250,000	$7,511
July 23, 2020	$84,979	$ 0.0300	$ 21.00	250,358	250,000	$7,511
July 29, 2020	$77,468	$ 0.0300	$ 21.00	250,358	250,000	$7,511
August 4, 2020	$69,957	$ 0.0300	$ 21.00	250,358	250,000	$7,511
August 11, 2020	$62,446	$ 0.0300	$ 21.00	500,715	500,000	$15,021
August 21, 2020	$47,425	$ 0.0300	$ 21.00	500,715	500,000	$15,021
August 25, 2020	$32,403	$ 0.0205	$ 21.00	500,489	500,000	$10,260
August 31, 2020	$22,143	$ 0.0205	$ 21.00	500,489	500,000	$10,260
September 9, 2020	$11,883	$ 0.0205	$ 21.00	470,786	470,326	$9,651
Total				3,724,984	3,720,326	$ 97,768

Peak One warrant issued on July 30, 2020

Date of Exercise	Anti Dilution Value of Warrant Shares	Anti Dilution Base (Exercise) Price (B)	Market Price (90 Day High Preceding Exercise date) (A)	# of WTS Shares Elected for purchase (Y)	Common Shares to be issued upon exercise (X) = Y(A-B)/A	Cashless Payment
October 8, 2020	$75,000	0.01672	$10.00	750,000	748,746	$12,540
December 21, 2020	$62,460	0.00609	$0.068	2,564,039	2,344,407	$15,615
December 28, 2020	$46,845	0.00609	$0.068	2,564,039	2,344,407	$15,615
January 6, 2021	$31,230	0.00609	$0.068	5,128,079	4,668,814	$31,230
Total				11,006,157	10,086,374	$75,000

EMA Financial warrant issued on January 17, 2020:

Date of Exercise	Anti Dilution Value of Warrant Shares	Anti Dilution Base (Exercise) Price (B)	Market Price (90 Day High Preceding Exercise date) (A)	# of WTS Shares Elected for purchase (Y)	Common Shares to be issued upon exercise (X) = Y(A-B)/A	Cashless Payment
September 8, 2020	$375,000	0.00812	$17.00	2,400,002	2,398,856	$19,488
September 14, 2020	$355,512	0.00812	$17.00	2,950,000	2,948,951	$23,954
September 22, 2020	$331,558	0.00812	$10.00	3,400,000	3,397,239	$27,608
September 25, 2020	$303,950	0.00812	$10.00	3,600,000	3,597,077	$29,232
October 1, 2020	$274,718	0.00812	$10.00	4,150,000	4,146,630	$33,698
October 12, 2020	$241,020	0.00812	$6.50	4,600,000	4,594,254	$37,352
October 19, 2020	$203,668	0.00812	$6.50	4,800,000	4,794,004	$38,976
October 29, 2020	$164,692	0.00812	$2.02	5,200,000	5,179,097	$42,224
November 5, 2020	$122,468	0.00812	$0.60	5,500,000	5,425,567	$44,660
November 11, 2020	$77,808	0.00812	$0.43	5,700,000	5,592,363	$46,284
November 20, 2020	$31,524	0.00812	$0.30	3,882,264	3,777,184	$31,524
Total				46,182,266	45,851,222	$375,000

NOTE 10 - WARRANTS - Schedule of Warrant Summary
	Number of warrants
	Original shares issued	Anti-dilution Adjusted
Warrants as of August 31, 2020	793,920	68,163,661
Warrants granted	—	—
Exercised, forfeited or expired	(793,920)	(68,163,661)
Outstanding as of August 31, 2021	—	—
Exercisable as of August 31, 2021	—	—